Note 13 - Industry Segment Data (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Gain (Loss) on Extinguishment of Debt	$ (0)	$ 1,707
Paycheck Protection Program CARES Act [Member]
Gain (Loss) on Extinguishment of Debt		$ 1,700